Equity - Summary of Issued Capital (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) ₩ / shares shares	Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 shares
Type of share
Number of authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Share capital	₩ 2,090,558	₩ 2,090,558	$ 1,763,440
Ordinary shares
Type of share
Number of authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Par value per share | ₩ / shares	₩ 5,000	₩ 5,000
Number of issued shares	415,807,920	415,807,920	415,807,920	415,807,920
Share capital | ₩	₩ 2,090,558	₩ 2,090,558
Reconciliation of number of shares outstanding [abstract]
Beginning	389,634,335	389,634,335
Changes in number of shares outstanding [abstract]
Increase	0	0
Decrease	0	0
Ending	389,634,335	389,634,335